Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on
Fiscal Year	Summary compen-sation table total for PEO ($) (1) (2)	Compensation actually paid to PEO ($) (1) (3)	Average summary compensation table total for non-PEO NEOs ($) (4)	Average compensation actually paid to non-PEO NEOs ($) (5) (10)	Total shareholder return ($) (6)	Peer group total shareholder return ($) (7)	Net income ($ Millions) (8)	Total Revenue ($ Millions) (9)
2026	30,091,165	24,447,086	7,268,068	6,032,054	91.15	133.77	1,124	7,206
2025	25,192,846	34,282,921	6,785,360	8,345,666	112.22	153.94	1,112	6,131
2024	20,649,951	23,632,808	5,452,336	6,444,244	91.49	124.13	906	5,497
2023	17,600,752	15,542,087	4,323,694	2,883,990	77.55	82.89	823	5,005
2022	22,095,521	15,981,576	7,276,639	6,198,352	90.04	104.16	497	4,386

Company Selected Measure Name	total revenue
Named Executive Officers, Footnote	Our PEO was Andrew Anagnost for each of the fiscal years 2026, 2025, 2024, 2023, and 2022. The dollar amounts reflect the average of the total compensation reported for our non-PEO NEOs in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of the non-PEO NEOs in each year are listed in the table below.

2026	2025	2024	2023	2022
Janesh Moorjani	Janesh Moorjani	Deborah L. Clifford	Deborah L. Clifford	Deborah L. Clifford
Steven M. Blum	Steven M. Blum	Steven M. Blum	Steven M. Blum	Steven M. Blum
Ruth Ann Keene	Ruth Ann Keene	Ruth Ann Keene	Ruth Ann Keene	Pascal W. Di Fronzo
Rebecca Pearce	Rebecca Pearce	Rebecca Pearce	Rebecca Pearce	—
—	Deborah L. Clifford	—	Pascal W. Di Fronzo	—
—	Elizabeth (Betsy) Rafael	—	—	—

Peer Group Issuers, Footnote	For purpose of this peer group disclosure, we have used the S&P North American Technology Software Index, as used in the Company's performance graph in our annual report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and all dividends were reinvested until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 30,091,165	$ 25,192,846	$ 20,649,951	$ 17,600,752	$ 22,095,521
PEO Actually Paid Compensation Amount	$ 24,447,086	34,282,921	23,632,808	15,542,087	15,981,576
Adjustment To PEO Compensation, Footnote	The dollar amounts reflect the compensation actually paid to Dr. Anagnost for each listed fiscal year as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Anagnost during the applicable year and don’t mean that he will even earn or be paid those amounts, but reflect adjustments made to the total compensation as reported in the Summary Compensation Table in accordance with the requirements of Item 402(v) of Regulation S-K as shown in the table below:

(In $)	2026	2025	2024	2023	2022
Summary Compensation Table Total	30,091,165	25,192,846	20,649,951	17,600,752	22,095,521
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	27,242,330	22,484,499	17,938,989	16,494,632	21,095,069
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	27,543,151	28,779,585	20,942,343	18,075,662	17,057,737
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(2,195,315)	2,216,746	1,181,376	(947,027)	(903,469)
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(3,749,585)	578,243	(1,201,873)	(2,692,668)	(1,173,144)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Add Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Compensation Actually Paid	24,447,086	34,282,921	23,632,808	15,542,087	15,981,576

Non-PEO NEO Average Total Compensation Amount	$ 7,268,068	6,785,360	5,452,336	4,323,694	7,276,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,032,054	8,345,666	6,444,244	2,883,990	6,198,352
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reflect the average of compensation actually paid to our non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K, for each listed fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to non-PEO NEOs during the applicable year and don’t mean that they will even earn or be paid those amounts, but reflect adjustments made to the total compensation as reported in the Summary Compensation Table in accordance with the requirements of Item 402(v) of Regulation S-K as shown in the table below:

(In $)	2026	2025	2024	2023	2022
Summary Compensation Table Total	7,268,068	6,785,360	5,452,336	4,323,694	7,276,639
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	5,983,977	5,481,611	4,314,029	3,306,500	6,581,321
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (10)	6,122,163	6,569,146	5,109,105	3,553,148	4,585,956
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(637,513)	402,077	546,724	(477,049)	(204,333)
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	1,327,011
Adjust for Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(736,687)	70,694	(349,892)	(1,156,448)	(205,600)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (11)	—	—	—	(52,855)	—
Add Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Compensation Actually Paid (10)	6,032,054	8,345,666	6,444,244	2,883,990	6,198,352

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and Company TSR as well as Peer Group TSR
The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP and the Company’s cumulative Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) for the fiscal years ended January 31, 2022, January 31, 2023, January 31, 2024, January 31, 2025, and January 31, 2026. The graph also shows the cumulative indexed TSR of the S&P North American Technology Software Index.

Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and the Company’s Net Income for the last five completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Total Net Revenue The graph below compares the PEO and Non-PEO NEOs’ CAP to the Company’s Total Net Revenue for the last five completed fiscal years.
Total Shareholder Return Vs Peer Group
Relationship between CAP and Company TSR as well as Peer Group TSR
The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP and the Company’s cumulative Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) for the fiscal years ended January 31, 2022, January 31, 2023, January 31, 2024, January 31, 2025, and January 31, 2026. The graph also shows the cumulative indexed TSR of the S&P North American Technology Software Index.

Tabular List, Table

•Total revenue
•Non-GAAP income from operations
•Free cash flow
•Relative TSR measured against companies in the S&P North American Technology Software Index

Total Shareholder Return Amount	$ 91.15	112.22	91.49	77.55	90.04
Peer Group Total Shareholder Return Amount	133.77	153.94	124.13	82.89	104.16
Net Income (Loss)	$ 1,124,000,000	$ 1,112,000,000	$ 906,000,000	$ 823,000,000	$ 497,000,000
Company Selected Measure Amount	7,206,000,000	6,131,000,000	5,497,000,000	5,005,000,000	4,386,000,000
PEO Name	Andrew Anagnost
Additional 402(v) Disclosure	The dollar amounts reflect the total compensation reported for Dr. Anagnost for each listed fiscal year in the “Total” column of the Summary Compensation Table.Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and all dividends were reinvested until the last day of each reported fiscal year. The dollar amounts reported are the Company's net income reflected in the Company’s audited consolidated financial statements.In the Company's assessment, total revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company to link compensation actually paid to performance. Please see the “Compensation Discussion and Analysis” section above for a further discussion of revenue and how it is utilized in our executive compensation program. The dollar amounts reported represent the Company’s total revenue as reflected in the Company’s audited consolidated financial statements. During the fiscal year ending January 31, 2025, the Company corrected an error in the fiscal 2024 non-PEO NEOs average fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year. The corrected amount is $5,109,105, which is $259,006 more than the reported amount in the fiscal 2024 proxy statement. The corresponding corrected amount for fiscal 2024 average compensation actually paid to non-PEO NEOs is $6,444,244, which is $259,006 more than the reported amount in the fiscal 2024 proxy statement. Reflects the value of the awards that Mr. Di Fronzo forfeited after his departure in fiscal year 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	•Total revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Non-GAAP income from operations
Measure:: 3
Pay vs Performance Disclosure
Name	•Free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	•Relative TSR measured against companies in the S&P North American Technology Software Index
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,242,330)	$ (22,484,499)	$ (17,938,989)	$ (16,494,632)	$ (21,095,069)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,543,151	28,779,585	20,942,343	18,075,662	17,057,737
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,195,315)	2,216,746	1,181,376	(947,027)	(903,469)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,749,585)	578,243	(1,201,873)	(2,692,668)	(1,173,144)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,983,977)	(5,481,611)	(4,314,029)	(3,306,500)	(6,581,321)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,122,163	6,569,146	5,109,105	3,553,148	4,585,956
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(637,513)	402,077	546,724	(477,049)	(204,333)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	1,327,011
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(736,687)	70,694	(349,892)	(1,156,448)	(205,600)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(52,855)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0